Consolidated Reported Provision for Income Taxes Differed from Statutory Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Taxes at Irish statutory rate of 12.5% (2014:12.5%; 2013:12.5%)	$ 34,856	$ 25,340	$ 15,108
Foreign and other income taxed at higher rates	4,614	3,152	4,873
Research & development tax incentives	(695)	(1,810)	(2,598)
Movement in valuation allowance	(4,133)	(1,965)	2,389
Effects of change in tax rates	(16)	543	1,553
Increase/(decrease) in unrecognized tax benefits xxx	5,085	2,869	(1,409)
Effects of permanent items	(463)	2,048	(1,790)
Other	63	71	(73)
Provision for income taxes	$ 39,311	$ 30,248	$ 18,053